Bank Borrowings (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Bank Borrowings [Line Items]
Unused credit limits under credit facility agreements (in Yuan Renminbi)	¥ 321,125,256
Credit Facility Agreements [Member]
Bank Borrowings [Line Items]
Draw down borrowings (in Yuan Renminbi)	¥ 715,000,000
Minimum [Member] | Long-term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Credit facility agreements bore interest rate	2.00%	2.40%
Minimum [Member] | Long-term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Credit facility agreements bore interest rate		4.20%
Maximum [Member] | Long-term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Credit facility agreements bore interest rate	4.50%	4.20%
Maximum [Member] | Long-term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Credit facility agreements bore interest rate		4.60%